Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets
Schedule of Right-of-use Assets

The right-of-use assets as at December 31, 2025, is summarized as follows:

	2025	2024	2023

Opening balance for the year	$-	$6,781	$36,529
Amortization and expiration of operating lease right-of use assets	-	(6,781)	(29,748)
Closing balance for the year	$-	$-	$6,781

Schedule of Operating Lease Liability

The lease liability as at December 31, 2025, is summarized as follows:

	2025	2024	2023

Opening balance for the year	$-	$7,605	$39,556
Payments on operating lease liabilities	-	(7,605)	(31,951)
Closing balance for the year	-	-	7,605
Less: current portion	-	-	(7,605)
Operating lease liabilities – non-current portion as at end of year	$-	$-	$-